Investment Information	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Investment Information	Investment Information
Participants may elect to have their accounts invested in one or more of the investment funds offered by the Plan. Investment options are selected by the Plan’s Investment Committee (which is comprised of members of management, established by the Board to monitor the Plan’s investment options and evaluate performance). At December 31, 2025, investment funds offered by the Plan included the following nationally traded mutual funds and commingled funds:

Mutual Fund	Commingled Funds
Dodge & Cox Stock Fund	Boston Trust SMID Cap Fund
BTC ACWI ex-US IMI Index Fund
BTC Equity Index Fund
BTC Lifepath Retirement
BTC Lifepath 2030
BTC Lifepath 2035
BTC Lifepath 2040
BTC Lifepath 2045
BTC Lifepath 2050
BTC Lifepath 2055
BTC Lifepath 2060
BTC Lifepath 2065
BTC Russell 2500 Index Fund
BTC US Debt Index NL Fund
Eaton Vance Collective Investment Trust High Yield Fund
Fidelity Growth Company Pool
LS Core Plus Trust Fund Class B
MFS Institutional International Equity Fund
Participants can elect to invest up to 25% of their contributions in the Hasbro Stock Fund, which is a unitized stock fund that invests in the stock of Hasbro, Inc. and other short-term investments designed to allow participants to buy and sell without the usual trade settlement period for individual stock transactions. Ownership is measured in units of the fund instead of shares of common stock. Participants cannot elect to reallocate their investment funds if that would result in greater than 25% of their account invested in the Hasbro Stock Fund. The fair value of the cash and investments of the Hasbro Stock Fund was $16,679,744 and $12,242,808 as of December 31, 2025 and 2024, respectively.
The Plan invests in fully benefit-responsive synthetic guaranteed investment contracts ("synthetic GICs") as part of offering the JP Morgan Stable Asset Fund investment option to participants. Participant contributions to this fund are primarily used to purchase units of commingled funds, which are invested in a high-quality fixed income portfolio. The synthetic GICs are comprised of wrapper contracts and underlying investments.
The Company enters into wrapper contracts with insurance companies which provide a guarantee with respect to the availability of funds to make distributions from this investment option. These contracts are carried at contract value in the participants' accounts. The issuer of the wrapper contracts is contractually obligated to repay the principal, as well as a specified interest rate that is set on a quarterly basis. There are no reserves against contract value for credit risk of the contract issuer or otherwise.
The JP Morgan Stable Asset Fund and the wrapper contracts purchased are designed to pay all participants at contract value. However, certain events limit the ability of the Plan to transact at contract value. These events include but are not limited to premature termination of the contracts by the Plan or Plan termination. The Plan Sponsor has not expressed any intention to take either of these actions.
The synthetic guaranteed investment contracts in the JP Morgan Stable Asset Fund as of December 31, 2025 and 2024 are summarized below:

	Major Credit Rating	Investments at Contract Value
December 31, 2025
Transamerica Premier Life Insurance Company	A+	$10,735,080
Pacific Life Insurance Company	A+	10,747,737
Voya Insurance and Annuity Co.	A+	10,753,431
Metropolitan Life Insurance Company	A+	10,753,100
All Contracts		$42,989,348

December 31, 2024
Transamerica Premier Life Insurance Company	A+	$11,621,469
Pacific Life Insurance Company	AA-	11,632,705
Voya Insurance and Annuity Co.	A+	11,637,702
Metropolitan Life Insurance Company	AA-	11,636,845
All Contracts		$46,528,721
Participant accounts in the JP Morgan Stable Asset Fund are credited with interest at a fixed rate that is based on an agreed-upon formula as defined in the contracts. The rate typically resets quarterly; however, the rate may reset more frequently under certain circumstances. The primary variables which could impact the future crediting rates include (1) the amount and timing of participant contributions, (2) transfers and withdrawals into/out of the contract, (3) the current yield of the assets underlying the contract, (4) the duration of the assets underlying the contract and (5) the existing difference between fair value of the securities and the contract value of the assets within the insurance contract. The crediting rate of security-backed contracts will track current market yields on a trailing basis. The rate reset allows the contract value to converge with the fair value of the underlying portfolio over time, assuming the portfolio continues to earn the current yield for a period of time equal to the current portfolio duration.